LONG TERM BANK LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term bank loans	$ 4,438,386	$ 4,718,094
Less: current portion	(4,438,386)
Long-term bank loans, less current portion		4,718,094
Interest expense, long term bank loans	341,834	133,938
Long Term Bank Loan One [Member]
Debt Instrument [Line Items]
Annual rate	7.31%
Repayment date	Aug. 08, 2013
Long-term bank loans	$ 4,438,386	$ 4,718,094